Interest in Other Entities (Details) - Schedule of activity in the investment account of automax and polyrizon - USD ($) $ in Thousands		6 Months Ended
	Mar. 09, 2021	Jun. 30, 2022	Dec. 31, 2021	Jun. 19, 2019
Schedule Of Activity In The Investment Account Of Automax And Polyrizon Abstract
Investment as of January 1, 2021 Equity method	$ 546			$ 5,000
Held for sale asset	547
Total as of January 1, 2021	1,093	$ 29,376	$ 8,321
Sale of held for sale asset	(102)
Share of net profit of associate accounted for using the equity method	275
Total amount as of March 9, 2021	1,266	407	$ 77
Eliminate investment held for sale and equity as a result of transition to fair value	(1,266)
Fair value of the investment at the day of the transition	$ 1,553
Balance		447
Group share in losses		(192)
Share based compensation		33
Balance		$ 288